Financial Instruments and Fair Value Disclosures - Additional Information (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 13, 2022	Apr. 15, 2022 USD ($) shares	Nov. 29, 2021 USD ($) subsidiary shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 21, 2022 USD ($) shares	Sep. 20, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Jun. 30, 2021 shares	Apr. 30, 2021 shares
Financial Instruments and Fair Value Disclosures
Maximum exposure to credit risk on charter contracts with significant customers | $				$ 215			$ 811
Preferred stock, shares issued | shares				519,172			510,000
Percentage of Discount Factor				12.70%
Percentage of Risk Free Rate				1.00%
Executive management and non-executive directors
Financial Instruments and Fair Value Disclosures
Number of shares granted | shares		1,982
Series C Preferred Stock
Financial Instruments and Fair Value Disclosures
Preferred stock, shares issued | shares			10,000	10,000			10,000	10,000	10,000
Conversion price | $ / shares				$ 65.00
Series C Preferred Stock | Executive management and non-executive directors
Financial Instruments and Fair Value Disclosures
Number of shares granted | shares		1,982
Fair value | $		$ 1,590
Series D Preferred Stock
Financial Instruments and Fair Value Disclosures
Preferred stock, shares issued | shares				9,172
Trading day trailing VWAP	10 days
Level 2 | Series C Preferred Stock
Financial Instruments and Fair Value Disclosures
Fair Value | $				$ 7,570
Level 2 | Series D Preferred Stock
Financial Instruments and Fair Value Disclosures
Fair Value | $					$ 17,600
Diana Shipping Inc
Financial Instruments and Fair Value Disclosures
Number of vessel-owning subsidiaries contributed | subsidiary			3
Diana Shipping Inc | Series C Preferred Stock
Financial Instruments and Fair Value Disclosures
Preferred stock, shares issued | shares			10,000
Trading day trailing VWAP				10 days
Diana Shipping Inc | Level 2
Financial Instruments and Fair Value Disclosures
Number of vessel-owning subsidiaries contributed | subsidiary			3
Aggregate fair value of vessels | $			$ 46,040
Diana Shipping Inc | Level 2 | Series C Preferred Stock
Financial Instruments and Fair Value Disclosures
Fair Value | $			$ 7,570
M/V Baltimore | Series D Preferred Stock
Financial Instruments and Fair Value Disclosures
Preferred stock, shares issued | shares					25,000	25,000
M/V Baltimore | Level 2
Financial Instruments and Fair Value Disclosures
Fair Value | $						$ 17,600